Other Compensation Costs	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Other Compensation Costs	Other Compensation Costs
Long-Term Cash Incentive Plan

Under the Company's Long-Term Cash Incentive Plan ("LTIP") the Company grants long-term cash incentive awards with specified target values to certain employees and consultants of the Company, subject to the participant's continued service with the Company. Payouts of these awards are based on changes in the Company’s valuation, plus cumulative cash dividends and return of capital distributions paid by the Company from the grant date to the vesting date. At each reporting period subsequent to the grant date, changes in the award's aggregate target value will be recognized as compensation expense based on the portion of vesting or service period lapsed from the grant date through the reporting date. The Company recognized Compensation expense for the LTIP Awards for the three months ended June 30, 2025 and 2024 of $2.1 million and $0.9 million, respectively, and for the six months ended June 30, 2025 and 2024 of $4.3 million and $1.9 million, respectively, in Administrative expenses on the Consolidated Statements of Operations.

The following table summarizes awards that have been granted as of June 30, 2025:

		Award Vesting
Grant Date	Aggregate Target Value	Date	Weighting	Date	Weighting
February 2025	$11.8 million	January 15, 2027	25%	January 15, 2028	75%
February 2024	$13.8 million	January 15, 2026	50%	January 15, 2027	50%

Long-Term Incentive Awards

Pursuant to a long-term incentive program established by Brookfield Infrastructure, certain senior executives of the Company have been granted incentive units (the "Incentive Units") which vest in five equal annual installments beginning September 28, 2024, subject to the participants' continued employment or service. As of June 30, 2025, the total number of Incentive Units granted under the long-term incentive program was 875.

As of June 30, 2025 and December 31, 2024, the fair value of the awards was $19.2 million. The Company recognized compensation expense for the three months ended June 30, 2025 and 2024 of $1.0 million and $0.8 million, respectively, and for the six months ended June 30, 2025 and 2024 of $1.9 million and $1.6 million, respectively, in Administrative expenses on the Consolidated Statements of Operations. These amounts are reflected as Contributed capital from Parent on the Consolidated Statements of Shareholders’ Equity. Payment obligations, if any, are the responsibility of Brookfield Infrastructure.